Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.04%
Alabama–3.26%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee); Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	$ 3,580	$ 3,656,673
Black Belt Energy Gas District (The);
Series 2023 B, RB	5.00%	12/01/2030	2,000	2,123,181
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,374,339
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	41,730	41,505,071
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	12,375	12,317,368
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(b)	4.00%	12/01/2026	4,000	3,956,811
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	15,000	14,838,042
Huntsville (City of), AL; Series 2015 A, GO Bonds	5.00%	05/01/2035	3,000	3,100,747
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	4.36%	04/01/2024	8,625	8,630,278
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	4.21%	04/01/2024	2,875	2,872,048
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(b)	4.00%	06/01/2024	5,500	5,493,096
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,000	3,199,394
				107,067,048
Alaska–0.14%
Anchorage (Municipality of), AK; Series 2022 A, GO Bonds	5.00%	09/01/2024	1,000	1,020,555
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	3,590	3,544,269
				4,564,824
Arizona–1.17%
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(d)	4.50%	07/15/2029	1,250	1,210,933
Arizona State University;
Series 2014, RB	5.00%	08/01/2033	2,200	2,220,087
Series 2014, RB	5.00%	08/01/2034	3,320	3,350,313
Series 2014, RB	5.00%	08/01/2044	4,145	4,167,851
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	96,810
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(d)	5.00%	02/15/2026	755	763,750
Marana (Town of), AZ; Series 2013, Ref. RB	5.00%	07/01/2033	1,400	1,401,069
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,062,245
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,246,112
Maricopa (County of), AZ Industrial Development Authority (Honorhealth); Series 2019 B, RB(b)	5.00%	09/01/2024	14,500	14,710,923
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	3.00%	07/01/2031	625	544,621
Phoenix Civic Improvement Corp.;
Series 2022, RB	5.00%	07/01/2034	1,600	1,869,242
Series 2022, RB	5.00%	07/01/2036	1,000	1,144,040
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	715	615,623
				38,403,619
Arkansas–0.08%
Rogers School District No. 30; Series 2019, GO Bonds	5.00%	02/01/2024	2,750	2,780,719
California–4.43%
California (State of);
Series 2022, Ref. GO Bonds	5.00%	09/01/2035	5,500	6,446,287
Series 2022, Ref. GO Bonds	5.00%	09/01/2036	7,780	9,012,655
Series 2023, Ref. GO Bonds	5.00%	10/01/2036	2,500	2,915,263
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	680	683,705
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	$ 240	$ 235,207
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,284,478
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	15,407	14,883,325
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,368
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,878	5,683,000
Series 2023 1, RB	4.38%	09/20/2036	5,000	4,944,488
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	910	889,832
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021 B-3, RB(d)	2.13%	11/15/2027	1,000	960,539
Series 2021, RB(d)	2.38%	11/15/2028	1,500	1,431,263
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)	5.00%	06/01/2025	10,000	10,390,194
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(e)(f)	0.00%	08/01/2025	3,000	2,778,293
Los Angeles (City of), CA Department of Airports; Series 2019 E, RB	5.00%	05/15/2044	2,450	2,617,764
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 I, RB	5.00%	05/15/2035	1,355	1,580,068
Series 2022 I, RB	5.00%	05/15/2036	750	864,465
Series 2022 I, RB	5.00%	05/15/2037	1,130	1,291,404
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022 B, RB	5.00%	05/15/2038	4,740	5,399,860
Los Angeles (City of), CA Department of Water & Power;
Series 2014 D, RB	5.00%	07/01/2027	2,000	2,039,467
Series 2014 D, RB	5.00%	07/01/2028	2,550	2,602,506
Los Angeles (County of), CA Public Works Financing Authority; Series 2015 A, RB	5.00%	12/01/2044	14,095	14,373,702
Madera Unified School District; Series 2018, COP (INS - BAM)(e)	5.00%	09/01/2034	500	512,167
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	585	567,359
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(f)	0.00%	08/01/2023	1,300	1,292,684
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds); Series 2019, RB	1.80%	11/15/2027	1,370	1,258,367
San Diego (City of), CA Public Facilities Financing Authority;
Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	9,250,298
Series 2023 A, RB	5.00%	08/01/2039	1,025	1,171,897
Series 2023 A, RB	5.00%	08/01/2040	1,250	1,414,370
San Francisco (City & County of), CA Public Utilities Commission; Series 2013 B, RB(a)(b)	4.00%	07/18/2023	150	150,125
San Francisco (City of), CA Public Utilities Commission; Series 2015, Ref. RB	5.00%	11/01/2036	1,230	1,269,066
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,960	2,041,352
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,597,593
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,622,972
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,127,663
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(d)(g)	3.57%	10/01/2049	2,600	2,600,000
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(f)	0.00%	08/01/2023	2,000	1,987,805
Tustin Unified School District (Community Facilities District No. 88-1); Series 2015, Ref. RB (INS - BAM)(e)	5.00%	09/01/2023	1,000	1,003,594
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	651,770
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,523,469
University of California;
Series 2023 BM, Ref. RB	5.00%	05/15/2034	1,500	1,817,142
Series 2023 BM, Ref. RB	5.00%	05/15/2035	2,500	3,010,701
Series 2023 BM, Ref. RB	5.00%	05/15/2036	2,500	2,947,035
Series 2023 BM, Ref. RB	5.00%	05/15/2037	2,000	2,334,729
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,116,331
				145,580,622
Colorado–2.52%
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	902,639
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(b)	5.00%	11/20/2025	$10,425	$ 10,788,324
Colorado (State of) Health Facilities Authority (Children’s Hospital); Series 2013 A, RB	5.00%	12/01/2036	21,235	21,303,158
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(b)	5.00%	08/01/2026	2,000	2,058,480
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(a)(b)	5.50%	01/01/2024	1,820	1,843,077
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,067,854
Colorado Springs (City of), CO;
Series 2013 B-1, RB	5.00%	11/15/2038	4,000	4,018,566
Series 2013 B-2, RB	5.00%	11/15/2038	4,500	4,520,887
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,000
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,591,671
Series 2018 B, Ref. RB	5.00%	12/01/2043	5,000	5,262,126
Series 2022 B, RB	5.00%	11/15/2033	1,125	1,316,520
Series 2022 B, RB	5.00%	11/15/2035	1,050	1,210,118
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	3,063,931
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(d)	3.75%	12/01/2029	500	450,343
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,524,137
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	390	342,401
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	370	373,050
Series 2008, RB	6.25%	11/15/2028	2,000	2,134,499
Regional Transportation District (Fastracks); Series 2017 A, RB	5.00%	11/01/2033	1,000	1,056,863
Tender Option Bond Trust Receipts/Certificates;
Series 2022, VRD RB(d)(g)	3.86%	05/01/2038	5,000	5,000,000
Series 2022, VRD RB(d)(g)	3.86%	05/01/2046	6,000	6,000,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2027	130	136,993
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2028	125	131,743
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2029	125	131,685
Series 2019, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/15/2030	125	131,705
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2026	385	406,093
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2027	400	428,685
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2028	415	451,563
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2029	420	462,934
Series 2020, Ref. GO Bonds (INS - AGM)(e)	5.00%	12/01/2030	435	478,473
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.00%	12/01/2038	1,000	1,022,008
				82,735,526
Connecticut–1.46%
Connecticut (State of);
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,080,930
Series 2020 A, RB	5.00%	05/01/2034	5,000	5,634,763
Series 2021 A, RB	5.00%	05/01/2035	8,000	9,055,643
Series 2021 D, RB	5.00%	11/01/2035	3,430	3,893,288
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,081,220
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,189,636
Series 2018, RB	5.00%	01/01/2027	3,000	3,205,529
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital); Series 2014 A, RB	5.00%	07/01/2033	4,710	4,778,205
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	6,500	6,835,131
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,192,045
				47,946,390
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.16%
District of Columbia;
Series 2014 C, GO Bonds	5.00%	06/01/2033	$ 6,690	$ 6,791,513
Series 2014 C, GO Bonds	5.00%	06/01/2034	5,000	5,072,921
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,076,256
Series 2020, RB	5.00%	12/01/2033	1,635	1,832,144
Series 2022 A, RB	5.00%	07/01/2036	7,500	8,580,297
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,374,088
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	410	422,083
District of Columbia Water & Sewer Authority; Series 1998, RB (INS - AGM)(e)	5.50%	10/01/2023	1,060	1,067,397
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,484,798
Series 2017 B, RB	5.00%	07/01/2042	6,250	6,528,561
				38,230,058
Florida–5.54%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,857,003
Cape Coral (City of) FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,866,390
Central Florida Expressway Authority; Series 2016 B, Ref. RB	5.00%	07/01/2033	3,005	3,133,365
Clearwater (City of), FL; Series 2017, Ref. RB	5.00%	12/01/2035	4,475	4,691,526
Florida (State of); Series 2022 C, Ref. GO Bonds	5.00%	06/01/2024	4,110	4,180,459
Florida (State of) Mid-Bay Bridge Authority; Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,003,203
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(d)	5.25%	06/15/2029	1,200	1,185,948
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(d)	2.38%	06/01/2027	835	798,435
Florida Housing Finance Corp. (Social Bonds); Series 2022 3, RB (CEP - GNMA)	5.50%	01/01/2054	5,600	5,876,187
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(g)	2.65%	10/01/2042	4,005	4,005,000
Hialeah (City of), FL Utility System;
Series 2022, Ref. RB	5.00%	10/01/2024	1,260	1,279,912
Series 2022, Ref. RB	5.00%	10/01/2025	1,335	1,377,777
Series 2022, Ref. RB	5.00%	10/01/2035	2,170	2,427,378
Series 2022, Ref. RB	5.00%	10/01/2036	2,275	2,521,081
Series 2022, Ref. RB	5.00%	10/01/2037	2,390	2,620,189
Series 2022, Ref. RB	5.00%	10/01/2038	2,510	2,712,008
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	10,000	10,069,028
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,256,277
Jacksonville (City of), FL; Series 2021 A, RB	5.00%	10/01/2034	1,680	1,921,706
JEA Electric System; Series 2008 3C-1, VRD RB(g)	3.45%	10/01/2034	12,090	12,090,000
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark); Series 2022 B-2, RB	3.25%	10/01/2026	3,450	3,279,914
Miami (City of) & Dade (County of), FL School Board;
Series 2015 A, Ref. COP	5.00%	05/01/2032	1,690	1,729,358
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,028,984
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	529,884
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2036	7,730	8,777,912
Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2041	1,865	2,057,332
Miami-Dade (County of), FL;
Series 2014 B, Ref. RB	5.00%	10/01/2037	5,000	5,048,008
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	1,660	1,724,516
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,230,015
Series 2019, RB	5.00%	10/01/2043	4,085	4,299,120
Series 2023 B, Ref. RB	5.00%	10/01/2037	4,500	4,929,700
Miami-Dade (County of), FL Expressway Authority;
Series 2014 A, RB	5.00%	07/01/2039	27,025	27,033,429
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,073,005
North Sumter (County of), FL Utility Dependent District; Series 2020, Ref. RB	5.00%	10/01/2024	3,450	3,517,577
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	$ 2,535	$ 2,668,143
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,266,982
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,477,748
Series 2023 A, RB	5.00%	10/01/2037	1,000	1,094,566
Series 2023 A, RB	5.00%	10/01/2038	1,000	1,088,270
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	2,595	2,486,942
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,605	1,344,346
Series 2021 B-2, RB	1.45%	01/01/2027	1,440	1,267,344
Reedy Creek Improvement District; Series 2016, GO Bonds	5.00%	06/01/2035	6,150	6,335,625
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,033,559
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,131,881
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	145	142,460
Series 2021, Ref. RB	4.00%	12/15/2025	180	174,719
Series 2021, Ref. RB	4.00%	12/15/2026	185	177,047
Series 2021, Ref. RB	4.00%	12/15/2027	215	203,028
Series 2021, Ref. RB	4.00%	12/15/2028	200	186,660
Series 2021, Ref. RB	4.00%	12/15/2029	220	202,993
Series 2021, Ref. RB	4.00%	12/15/2030	200	182,500
Series 2021, Ref. RB	4.00%	12/15/2031	205	184,791
St. Johns (County of), MO; Series 2016, Ref. RB	5.00%	06/01/2036	1,100	1,145,839
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(g)	3.66%	01/01/2045	6,000	6,000,000
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2031	2,000	2,077,644
				182,004,713
Georgia–1.93%
Atlanta (City of), GA; Series 2009 B, RB (INS - AGM)(e)	5.25%	11/01/2027	2,000	2,144,566
Dalton (City of), GA Downtown Development Authority (Hamilton Health Care System); Series 1996, Revenue Ctfs. (INS - NATL)(e)	5.50%	08/15/2026	2,145	2,202,309
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	615,227
Main Street Natural Gas, Inc.;
Series 2018 A, RB(b)	4.00%	09/01/2023	4,430	4,432,183
Series 2021 A, RB(b)	4.00%	09/01/2027	17,500	17,427,464
Series 2021 C, RB(b)	4.00%	12/01/2028	5,000	4,962,005
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	20,000	19,280,260
Subseries 2018 C, RB(b)	4.00%	12/01/2023	3,000	3,003,057
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(c)	4.29%	12/01/2023	8,700	8,705,823
Savannah (City of), GA Hospital Authority (St. Joseph’s/Candler Health system, Inc.); Series 2013 A, RB	5.50%	07/01/2027	500	500,546
				63,273,440
Hawaii–0.12%
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,030
Series 2023, RB(b)	5.00%	06/01/2026	3,625	3,756,208
				3,856,238
Idaho–0.34%
Canyon County School District No. 139 Vallivue;
Series 2015 A, GO Bonds(a)(b)	5.00%	09/15/2025	625	649,223
Series 2015 A, GO Bonds	5.00%	09/15/2034	775	800,990
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2014 A, RB	5.00%	03/01/2039	2,760	2,777,191
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2038	1,250	1,416,623
Series 2023 A, RB	5.00%	08/15/2039	2,150	2,425,360
Series 2023 A, RB	5.00%	08/15/2040	2,750	3,075,105
				11,144,492
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–6.98%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	$ 850	$ 845,702
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	3,205	3,224,703
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,490,458
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	14,722,994
Series 2008 C, Ref. RB	5.00%	01/01/2035	1,000	1,015,538
Series 2012, RB(a)(b)	5.00%	06/08/2023	2,500	2,500,591
Series 2012, RB(a)(b)	5.00%	06/08/2023	3,000	3,000,709
Series 2012, RB(a)(b)	5.00%	06/12/2023	1,000	1,000,394
Series 2012, RB(a)(b)	5.00%	06/12/2023	1,275	1,275,503
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2036	1,500	1,653,711
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2037	1,000	1,102,621
Series 2023 B, Ref. RB (INS - AGM)(e)	5.00%	11/01/2038	1,250	1,368,495
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,595,838
Series 2016 B, Ref. RB	5.00%	01/01/2041	3,800	3,876,414
Series 2016 C, Ref. RB	5.00%	01/01/2034	1,500	1,558,739
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,789,386
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,281,586
Series 2017 D, RB	5.25%	01/01/2042	1,530	1,592,152
Series 2022, Ref. RB	5.00%	01/01/2034	1,000	1,142,088
Series 2022, Ref. RB	5.00%	01/01/2035	2,330	2,645,494
Series 2022, Ref. RB (INS - AGM)(e)	5.00%	01/01/2038	4,750	5,222,582
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(e)(f)	0.00%	12/01/2025	735	662,245
Chicago (City of), IL Midway International Airport; Series 2014 B, Ref. RB	5.00%	01/01/2035	3,000	3,018,943
Cook (County of), IL; Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,023,117
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds (INS - BAM)(e)	5.50%	12/01/2038	6,500	6,567,715
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,020,098
Glen Ellyn (Village of), IL Park District;
Series 2023 A, GO Bonds	5.00%	12/15/2023	505	509,260
Series 2023 A, GO Bonds	5.00%	12/15/2024	410	419,455
Illinois (State of);
Series 2013, GO Bonds(a)(b)	5.50%	07/10/2023	2,000	2,004,056
Series 2013, RB	5.00%	06/15/2026	500	500,535
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	4,729,857
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,540,861
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,136,456
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,553,981
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,168,330
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	7,120,503
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,690,946
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,915,789
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,138,964
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,617,026
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(d)	4.30%	08/01/2028	1,220	1,212,131
Series 2023, Ref. RB(d)	5.25%	08/01/2038	1,300	1,304,985
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,500	10,073,144
Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	4,725	4,671,845
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(e)(f)	0.00%	12/15/2032	25,000	16,851,503
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,471,450
Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(e)	6.00%	06/01/2023	355	355,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2038	$25,075	$ 25,098,811
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,351,566
Series 2014 C, RB	5.00%	01/01/2038	1,585	1,614,857
Series 2015 A, RB	5.00%	01/01/2037	1,500	1,545,850
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,359,285
Kane and DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,314,785
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	271,553
Series 2020, Ref. RB	3.10%	01/01/2027	290	278,364
Series 2020, Ref. RB	3.25%	01/01/2028	305	294,067
Series 2020, Ref. RB	3.35%	01/01/2029	320	309,916
Series 2020, Ref. RB	3.50%	01/01/2030	330	318,371
Series 2020, Ref. RB	3.60%	01/01/2031	345	333,612
Series 2020, Ref. RB	3.70%	01/01/2032	490	473,632
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2025	7,000	7,200,409
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(e)	5.00%	12/01/2046	4,000	4,130,992
Sales Tax Securitization Corp.;
Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,761,805
Series 2023 C, Ref. RB	5.00%	01/01/2035	5,000	5,507,138
Wheaton-Warrenville Community Unit School District No. 200; Series 2019, Ref. GO Bonds	5.00%	10/01/2024	1,100	1,120,108
				229,469,014
Indiana–1.30%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(e)	1.99%	02/15/2027	8,045	7,555,050
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,536,423
Indiana (State of) Finance Authority (CWA Authority); Series 2015 A, RB	5.00%	10/01/2024	1,000	1,021,553
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	3,891,452
Series 2012 A, RB	4.25%	11/01/2030	3,335	3,272,522
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,789,173
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,444,634
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	3,000	3,180,493
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	14,475	14,812,783
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	1,140	1,168,922
				42,673,005
Iowa–1.45%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 C, RB	5.00%	09/01/2036	4,380	4,855,961
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	4.00%	12/01/2032	10,000	9,836,987
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(d)	4.14%	01/04/2024	13,190	13,172,591
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	19,250	19,659,122
				47,524,661
Kansas–0.76%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(b)	5.00%	11/15/2031	17,450	19,534,315
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	5,245	5,333,932
				24,868,247
Kentucky–2.06%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,230	1,252,290
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	4.96%	02/01/2025	2,340	2,343,372
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,406,922
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2026	$ 2,000	$ 2,047,836
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2027	3,380	3,460,843
Series 2015 A, Ref. RB (INS - NATL)(e)	5.00%	09/01/2028	2,870	2,938,023
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	14,036,893
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,059,221
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(b)	4.00%	04/01/2024	20,785	20,758,717
Series 2018 B, RB(b)	4.00%	01/01/2025	5,000	4,996,099
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	3,800,369
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2038	100	100,325
Series 2013 A, RB	5.75%	10/01/2042	105	105,321
Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,806,325
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	2,999,766
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,627,287
				67,739,609
Louisiana–1.67%
Louisiana (State of);
Series 2015, RB	5.00%	09/01/2026	2,000	2,073,595
Series 2016 A, GO Bonds	5.00%	09/01/2035	2,575	2,700,918
Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(c)	4.06%	05/01/2026	3,500	3,416,899
Louisiana (State of) Energy and Power Authoity (Lepa Unit No. 1);
Series 2013 A, RB	5.25%	06/01/2028	2,000	2,000,000
Series 2013 A, RB	5.25%	06/01/2031	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries); Series 2015, Ref. RB	5.00%	07/01/2039	7,395	7,466,488
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	4,185	4,503,768
Louisiana State Citizens Property Insurance Corp.; Series 2016 A, Ref. RB	5.00%	06/01/2023	17,085	17,085,000
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,253,282
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	700,000
Series 2015, RB	5.00%	12/01/2023	600	604,220
Series 2015, RB	5.00%	06/01/2024	400	405,991
Series 2015, RB	5.00%	12/01/2024	750	765,049
Series 2015, RB	5.00%	06/01/2025	500	514,023
Series 2015, RB	5.00%	12/01/2025	825	852,989
Series 2015, RB	5.00%	06/01/2026	250	258,330
Series 2015, RB	5.00%	12/01/2026	500	516,479
Series 2015, RB	5.00%	06/01/2027	350	361,387
Series 2015, RB	5.00%	12/01/2027	750	774,176
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	503,591
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,022,560
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2026	200	211,306
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	2.10%	07/01/2024	3,000	2,935,003
				54,925,054
Maine–0.22%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(e)	5.50%	12/15/2023	950	951,616
Maine (State of) Health & Higher Educational Facilities Authority; Series 2013, RB(a)(b)	5.00%	07/01/2023	2,930	2,933,368
Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(b)	3.13%	05/01/2024	3,300	3,278,695
				7,163,679
Maryland–1.08%
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,724,768
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	$ 3,000	$ 2,705,748
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,754,850
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	2,000	2,003,469
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	3,125	3,219,768
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,031,639
Washington (State of) Suburban Sanitary Commission; Series 2013, VRD RB(g)	2.60%	06/01/2024	10,000	10,000,000
				35,440,242
Massachusetts–2.39%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,343,527
Series 2016 A, GO Bonds	5.00%	03/01/2037	5,000	5,049,274
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,496,090
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds);
Series 2022, RB	5.00%	02/01/2035	875	1,021,831
Series 2022, RB	5.00%	02/01/2036	1,240	1,435,063
Massachusetts (Commonwealth of) Clean Water Trust (The) (Sustainable Development Bonds);
Series 2022, RB	5.00%	02/01/2035	1,500	1,756,743
Series 2022, RB	5.00%	02/01/2036	2,000	2,314,618
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015, Ref. RB	5.00%	08/15/2034	1,750	1,809,002
Series 2016 Q, Ref. RB	5.00%	07/01/2046	7,150	7,345,983
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	856,443
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,347,171
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University); Series 2016 A, Ref. RB	4.00%	07/15/2036	10,395	10,572,483
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	755	755,130
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,010,165
Massachusetts (Commonwealth of) Federal Highway; Series 2017 A, Ref. RB	5.00%	06/15/2027	2,000	2,120,121
Massachusetts (Commonwealth of) School Building Authority;
Series 2015 C, Ref. RB	5.00%	08/15/2037	1,500	1,547,634
Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,476,345
Series 2016 C, Ref. RB	5.00%	11/15/2034	5,000	5,310,757
				78,568,380
Michigan–3.36%
Grand Rapids (City of), MI; Series 2018, RB	5.00%	01/01/2043	2,500	2,617,434
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	3,560	3,712,196
Michigan (State of) Building Authority; Series 2016 I, Ref. RB	5.00%	04/15/2024	1,510	1,531,051
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,595,311
Series 2020, Ref. VRD RB(g)	3.64%	10/15/2042	2,000	2,000,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,518,773
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(e)	5.00%	07/01/2032	3,500	3,548,546
Series 2015, RB	5.00%	07/01/2035	7,830	7,979,765
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,834,452
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,342,232
Series 2016, Ref. RB	5.00%	11/15/2041	5,560	5,657,007
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	1,996,295
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,081,716
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,889,471
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group); Series 2010, Ref. RB(b)	4.00%	06/01/2023	5,240	5,240,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Oakland University Board of Trustees; Series 2014, Ref. RB	5.00%	03/01/2039	$ 2,000	$ 2,007,356
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,346,049
Rib Floater Trust; Series 2022-047, VRD RB(d)(g)	2.62%	12/01/2045	25,390	25,390,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2035	2,350	2,428,645
Wayne (County of), MI Airport Authority;
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,887,490
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,880,801
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,206,613
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,038,520
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2037	830	830,463
Series 2012 A, RB	5.00%	12/01/2042	5,220	5,222,130
Wayne State University; Series 2015 A, Ref. RB	5.00%	11/15/2033	1,500	1,519,717
				110,302,033
Minnesota–0.05%
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(g)(h)	2.75%	04/01/2037	1,800	1,800,000
Mississippi–0.23%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,129,015
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital); Series 2019 B, Ref. RB	5.00%	01/01/2024	400	402,713
				7,531,728
Missouri–1.42%
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,505,316
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	2,723,736
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2033	7,535	7,750,881
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,250,347
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	667,358
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	125,348
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,859,430
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	4,200	4,456,281
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
Series 2014 A, Ref. RB	5.00%	01/01/2032	1,470	1,478,035
Series 2014 A, Ref. RB	5.00%	01/01/2033	2,500	2,513,379
Series 2014 A, Ref. RB	5.00%	01/01/2034	2,000	2,010,475
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,668,370
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,865,770
Pattonville R-3 School District; Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,160,965
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2032	1,020	989,799
Series 2013 A, RB	5.00%	09/01/2023	305	304,755
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(d)	5.00%	10/01/2033	1,105	1,090,031
Tender Option Bond Trust Receipts/Certificates; Series 2018, VRD RB(d)(g)	3.69%	05/15/2041	7,240	7,240,000
				46,660,276
Nebraska–1.37%
Central Plains Energy Project; Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,384,741
Douglas (County of), NE (Creighton University);
Series 2017, Ref. RB	5.00%	07/01/2025	2,020	2,075,298
Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(b)(c)	4.09%	09/01/2026	7,850	7,723,459
Nebraska (State of) Public Power District; Series 2016 B, Ref. RB	5.00%	01/01/2036	3,500	3,593,072
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Omaha (City of), NE Public Power District; Series 2015 A, RB	5.00%	02/01/2040	$16,000	$ 16,173,322
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2015, Ref. RB	5.00%	01/01/2031	6,385	6,484,769
Series 2016 A, Ref. RB	5.00%	01/01/2034	3,250	3,378,233
University of Nebraska Facilities Corp. (The); Series 2019 B, Ref. RB	5.00%	10/01/2024	2,125	2,167,736
				44,980,630
Nevada–0.96%
Clark County School District;
Series 2015 C, Ref. GO Bonds (INS - BAM)(e)	5.00%	06/15/2027	4,000	4,178,786
Series 2022 A, GO Bonds	5.25%	06/15/2035	11,200	12,911,477
Las Vegas Valley Water District;
Series 2015, Ref. GO Bonds	5.00%	06/01/2039	5,000	5,071,155
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,903,017
Series 2022 D, GO Bonds	5.00%	06/01/2036	1,855	2,106,143
Sparks (City of), NV (Tourism Improvement District No. 1);
Series 2019 A, Ref. RB(d)	2.50%	06/15/2024	315	314,882
Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	3,145	2,915,932
				31,401,392
New Hampshire–0.59%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	1,802	1,733,064
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,403	8,106,624
Series 2022-2A, RB	4.00%	10/20/2036	6,819	6,351,418
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,361,143
				19,552,249
New Jersey–4.97%
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine); Series 2013, Ref. RB	5.00%	12/01/2032	3,800	3,813,517
Dover (Town of), NJ; Series 2023, GO Notes	5.00%	01/24/2024	14,925	15,065,434
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2035	1,450	1,510,855
Series 2017 A, Ref. RB (INS - BAM)(e)	5.00%	07/01/2027	13,205	13,918,902
Series 2024 SSS, Ref. RB	5.00%	06/15/2035	1,500	1,599,217
New Jersey (State of) Educational Facilities Authority;
Series 2014 A, RB	5.00%	07/01/2032	1,010	1,026,502
Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,152,304
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,040,492
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,498,653
Series 2019 B-1, Ref. RB(b)	5.00%	07/01/2024	5,340	5,420,309
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	11,875	12,224,190
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(e)	5.25%	12/15/2023	505	508,825
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,330,034
Series 2013 AA, RB(a)(b)	5.00%	07/03/2023	3,140	3,141,742
Series 2016 A-1, RN	5.00%	06/15/2024	4,500	4,568,840
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,191,866
Series 2016, RN	5.00%	06/15/2030	2,025	2,115,201
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,190,058
Series 2018 A, Ref. RB	5.00%	12/15/2027	2,500	2,675,682
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	8,504,205
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	8,883,855
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,228,565
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,970,296
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(e)	5.25%	01/01/2026	$ 5,000	$ 5,224,576
Series 2014 A, RB	5.00%	01/01/2034	13,215	13,417,265
Series 2015 E, RB	5.00%	01/01/2032	3,310	3,401,731
Series 2017 A-1, RB	5.00%	01/01/2034	10,000	10,624,693
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(g)	3.62%	01/01/2052	3,040	3,040,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,028,108
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,936,737
				163,252,654
New Mexico–0.86%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,317,744
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	6,300	6,299,347
Farmington (City of), NM (San Juan and Four Corners); Series 2010 D, Ref. RB(b)	1.10%	06/01/2023	6,000	6,000,000
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	6,808,527
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2043	3,310	3,381,206
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,375,073
				28,181,897
New York–10.18%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,240,116
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,187,389
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,253,996
Long Island (City of), NY Power Authority; Series 2014, Ref. RB (1 mo. USD LIBOR + 0.75%)(b)(c)	4.37%	10/01/2023	4,125	4,127,114
Metropolitan Transportation Authority;
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,023,887
Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,976,578
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,185,130
Subseries 2012 G-1, VRD RB (LOC - Barclays Bank PLC)(g)(h)	2.60%	11/01/2032	13,950	13,950,000
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(g)(h)	2.60%	11/15/2050	14,250	14,250,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,344,819
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,000	1,004,777
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	9,056,141
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,014,332
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,946,727
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,251,048
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,239,079
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,267,695
New York & New Jersey (States of) Port Authority; One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	5,000	5,056,894
New York (City of), NY;
Series 2018 F-1, GO Bonds	5.00%	04/01/2038	5,825	6,223,515
Subseries 2015 F-5, VRD GO Bonds(g)	2.60%	06/01/2044	4,655	4,655,000
Subseries 2022 B-1, GO Bonds	5.00%	10/01/2036	1,495	1,697,256
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,108,890
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(c)(e)	5.80%	03/01/2025	1,025	1,031,033
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(c)(e)	5.81%	03/01/2026	2,725	2,761,397
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(c)(e)	5.82%	03/01/2027	5,500	5,624,061
New York (City of), NY Municipal Water Finance Authority;
Series 2013, VRD RB(g)	0.02%	06/15/2050	10,000	10,000,000
Series 2014 BB, RB(a)(b)	5.00%	06/15/2023	10,120	10,125,566
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,123,836
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2014 B-1, RB	5.00%	08/01/2033	$ 5,000	$ 5,080,964
Series 2014 D1, RB	5.00%	02/01/2040	10,000	10,079,494
Series 2015, RB	5.00%	07/15/2037	1,055	1,078,630
Series 2016 B-1, RB	5.00%	08/01/2036	10,000	10,508,078
Series 2022 A-1, RB	5.00%	08/01/2035	3,500	4,036,608
Series 2022 A-1, RB	5.00%	08/01/2036	4,000	4,553,308
Series 2022 B, Ref. RB	5.25%	11/01/2035	15,000	17,710,671
Subseries 2010 A-4, VRD RB(g)	0.02%	08/01/2039	10,000	10,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,913,559
New York (State of) Dormitory Authority;
Series 2014 C, RB	5.00%	03/15/2039	2,270	2,292,739
Series 2015 B, RB	5.00%	02/15/2032	1,115	1,147,424
Series 2015 B-B, RB	5.00%	03/15/2035	6,965	7,217,214
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 1998, RB (INS - NATL)(e)	5.50%	07/01/2023	1,765	1,767,945
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(e)	5.75%	07/01/2027	1,505	1,577,687
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2037	1,000	1,022,592
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-2, RB(b)	5.00%	05/01/2024	4,000	4,018,725
New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	3,905	3,748,289
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2031	7,000	7,064,263
Series 2016 A, Ref. RB	5.00%	12/15/2033	4,000	4,234,262
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,376,627
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(b)	0.70%	05/01/2025	5,000	4,625,363
New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	2,000	1,839,228
Series 2022 2B, RB(b)	3.40%	12/22/2026	18,655	18,335,084
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,558,658
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	848,000
New York State Environmental Facilities Corp.; Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,875,742
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,000,676
Series 2013 C, RB	5.00%	03/15/2033	14,050	14,071,803
Series 2017 C-2, Ref. RB	5.00%	03/15/2032	1,000	1,081,522
Suffolk Tobacco Asset Securitization Corp.;
Series 2021, Ref. RB	0.45%	06/01/2031	350	350,000
Series 2021, Ref. RB	4.00%	06/01/2050	4,895	4,747,181
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2005 A, VRD RB (LOC - Barclays Bank PLC)(g)(h)	3.40%	11/01/2041	15,250	15,250,000
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	4,556,724
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,113,262
Westchester County Local Development Corp.; Series 2021, Ref. RB(d)	2.88%	07/01/2026	3,070	2,915,265
				334,323,863
North Carolina–1.09%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,543,294
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(b)	2.00%	10/01/2024	850	828,379
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,260,528
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	225,700
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,673,672
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(e)	5.00%	01/01/2026	$ 1,350	$ 1,404,750
Series 2020 B, RB(a)	5.00%	02/01/2024	17,645	17,831,642
				35,767,965
North Dakota–0.03%
Fargo (City of), ND; Series 2023 A, Ref. GO Bonds	5.00%	05/01/2024	1,110	1,127,137
Ohio–1.97%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2029	2,500	2,523,920
Series 2015 A, Ref. RB	5.00%	02/15/2039	4,000	4,026,348
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	3,010	3,039,084
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,793,030
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,436,822
Miami University; Series 2017, Ref. RB	5.00%	09/01/2041	2,650	2,737,528
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,470,338
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,002,269
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,045,435
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,339,525
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,574,341
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2020 B, Ref. RB(b)	4.00%	06/01/2027	10,000	9,879,245
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB(b)	2.40%	10/01/2029	4,500	3,890,297
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	6,902,359
Ohio (State of) Higher Educational Facility Commission;
Series 2015, Ref. RB	5.00%	07/01/2041	2,500	2,547,422
Series 2017, RB	5.00%	07/01/2042	1,505	1,552,547
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,199,879
Series 2022 B, Ref. RB	5.00%	02/01/2024	1,425	1,438,479
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	540	528,687
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	772,474
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	1,065	1,070,339
				64,770,368
Oklahoma–0.25%
Oklahoma (State of) Turnpike Authority; Second Series 2017 C, RB	5.00%	01/01/2035	1,000	1,061,325
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	5.00%	04/01/2039	6,325	7,194,916
				8,256,241
Ontario–0.07%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(d)	6.00%	10/05/2040	2,250	2,250,000
Oregon–1.23%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	6,960,000
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	926,334
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,462,023
Oregon (State of) (Article XI - Q State);
Series 2023 A, GO Bonds	5.00%	05/01/2037	2,300	2,646,382
Series 2023 A, GO Bonds	5.00%	05/01/2038	2,000	2,281,951
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	3,687,553
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,136,879
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon (State of) Lottery;
Series 2022 A, RB	5.00%	04/01/2035	$ 2,815	$ 3,247,509
Series 2022 A, RB	5.00%	04/01/2036	4,800	5,487,135
Oregon Health & Science University; Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,390,328
Portland (City of), OR; Series 2020 A, Ref. RB	5.00%	05/01/2035	1,740	1,953,926
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2023	2,500	2,496,767
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,293,336
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	448,992
				40,419,115
Pennsylvania–3.27%
Allegheny (County of), PA; Series 2000 C51, VRD GO Bonds (LOC - PNC Bank N.A.)(g)(h)	3.54%	05/01/2027	610	610,000
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(b)(c)	3.85%	08/01/2027	1,000	966,432
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	4,016,027
Canon Mcmillan School District; Series 2014 D, GO Bonds (INS - BAM)(e)	5.00%	12/15/2037	3,000	3,040,876
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2025	5,500	5,639,291
Series 2018, RB	5.00%	06/01/2026	2,000	2,082,187
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,576,573
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, VRD RB (LOC - JPMorgan Chase Bank N.A.)(g)(h)	2.65%	07/01/2034	4,380	4,380,000
Lancaster (County of), PA Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. RB	5.00%	08/15/2042	4,775	4,905,437
Lower Moreland Township School District; Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	1,010	1,033,725
Monroeville Finance Authority;
Series 2023 C, Ref. RB	5.00%	05/15/2037	1,000	1,089,264
Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,070,720
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,052,859
Montgomery (County of), PA Industrial Development Authority; Series 2023, RB(b)	4.10%	04/03/2028	7,000	7,104,056
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,578,059
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	500,525
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	516,732
Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,682,686
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2013, RB(a)(b)	5.00%	07/01/2023	1,405	1,406,615
Series 2023 A-2, RB	5.00%	05/15/2036	1,600	1,775,096
Series 2023 A-2, RB	5.00%	05/15/2039	800	870,889
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,088,611
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.00%	09/01/2039	5,000	5,074,302
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	9,544	9,203,017
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community college); Series 2023, RB (INS - BAM)(e)	4.13%	10/01/2048	5,005	4,722,202
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,510,919
Series 2016 B, Ref. RB	5.00%	06/01/2033	1,345	1,407,989
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,116,369
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,663,700
Series 2019 A, RB	5.00%	12/01/2029	2,000	2,226,745
Series 2022 A, Ref. RB	5.00%	12/01/2035	1,500	1,680,546
Series 2022 A, Ref. RB	5.00%	12/01/2036	1,455	1,629,680
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,030,442
Philadelphia (City of), PA; Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,007,378
Pocono Mountains Industrial Park Authority (St. Luke’s Hospital-Monroe); Series 2015, RB	5.00%	08/15/2040	6,315	6,365,339
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
State College Area School District; Series 2018, GO Bonds	5.00%	05/15/2044	$ 6,450	$ 6,821,654
				107,446,942
Puerto Rico–1.98%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,145	6,145,256
Series 2002, RB	5.63%	05/15/2043	900	905,108
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	12,497	12,509,592
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	20,233	20,673,129
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(d)	4.00%	07/01/2023	1,800	1,799,800
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	300	300,073
Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2026	4,000	4,015,381
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2024	5,645	5,646,468
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2025	355	355,157
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2023	225	224,964
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	270	270,177
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2024	7,603	7,274,562
Series 2018 A-1, RB(f)	0.00%	07/01/2027	5,752	4,843,034
				64,962,701
Rhode Island–0.62%
Rhode Island Health and Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(e)	5.25%	09/15/2029	1,100	1,100,497
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,168,214
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,953,713
Series 2015 B, Ref. RB	4.50%	06/01/2045	9,380	9,203,373
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,000	1,964,520
				20,390,317
South Carolina–0.65%
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,376,482
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,319,936
South Carolina (State of) Jobs-Economic Development Authority; Series 2020, RB(b)	5.00%	10/01/2025	5,000	5,133,142
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,535,770
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,011,110
Series 2018 C, VRD RB(g)	4.07%	05/01/2048	10,000	10,000,000
				21,376,440
South Dakota–0.33%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2019 A, Ref. RB(b)	5.00%	07/01/2024	5,000	5,037,666
South Dakota Conservancy District;
Series 2014, RB	5.00%	08/01/2031	3,020	3,076,869
Series 2014, RB	5.00%	08/01/2032	2,765	2,816,432
				10,930,967
Tennessee–2.40%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB(a)(b)	5.00%	07/01/2023	3,695	3,698,943
Series 2018 A, Ref. RB	5.00%	07/01/2023	1,800	1,801,404
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,079,092
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	21,010,126
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	$39,950	$ 40,038,278
Series 2018, RB(b)	4.00%	11/01/2025	3,420	3,405,929
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,750	4,981,723
				79,015,495
Texas–13.40%
Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(b)(d)	4.50%	06/15/2026	1,400	1,386,683
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2023, RB(b)(d)	4.88%	06/15/2026	1,500	1,501,437
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	1,600	1,825,012
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	2,250	2,543,414
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2037	2,550	2,857,311
Austin (City of), TX;
Series 2012, RB(a)(b)	4.00%	06/16/2023	300	300,046
Series 2012, RB(a)(b)	5.00%	06/16/2023	10,050	10,055,395
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,059,576
Series 2022, Ref. RB	5.00%	11/15/2034	825	963,770
Series 2022, Ref. RB	5.00%	11/15/2035	1,250	1,443,938
Series 2022, Ref. RB	5.00%	11/15/2036	1,500	1,712,414
Series 2022, Ref. RB	5.00%	11/15/2037	1,250	1,412,256
Series 2022, Ref. RB	5.00%	11/15/2038	1,750	1,968,803
Series 2023, Ref. RB	5.00%	11/15/2036	7,700	8,887,509
Series 2023, Ref. RB	5.00%	11/15/2037	6,200	7,075,949
Series 2023, Ref. RB	5.00%	11/15/2038	4,000	4,540,448
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2025	500	501,273
Series 2017, Ref. RB	5.00%	01/01/2025	400	396,767
Austin Independent School District;
Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,394,621
Series 2023, GO Bonds	5.00%	08/01/2037	2,250	2,571,284
Series 2023, GO Bonds	5.00%	08/01/2038	2,000	2,270,568
Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	2,385	2,724,880
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,610	1,822,141
Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2033	1,225	1,346,401
Clear Creek Independent School District; Series 2014 D, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	11,085	11,184,901
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	200	200,339
Crockett County Consolidated Common School District No. 1; Series 2023, GO Bonds (INS - AGM)(e)	5.00%	08/15/2037	1,695	1,718,853
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB	5.00%	11/01/2033	1,000	1,004,521
Series 2022 B, Ref. RB	5.00%	11/01/2035	1,000	1,148,006
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	5,007,024
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	10,000	10,278,262
Denton (City of), TX; Series 2017, RB	5.00%	12/01/2035	3,240	3,380,288
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	8,590	9,315,623
El Paso (City of), TX; Series 2019 B, Ref. RB	5.00%	03/01/2024	1,205	1,219,539
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	2,000	2,258,229
Frisco (City of), TX; Series 2018, GO Bonds	5.00%	02/15/2024	1,800	1,821,610
Galveston Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,750	1,916,361
Garland (City of), TX; Series 2016 B, RB	5.00%	03/01/2034	1,000	1,047,242
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(b)	5.00%	10/01/2023	5,000	5,018,986
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2031	4,555	4,764,371
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2036	3,855	3,997,778
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,773,410
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp.;
Series 2017, Ref. RB	5.00%	11/15/2033	$ 3,675	$ 3,940,292
Series 2019 A, Ref. RB (1 mo. USD LIBOR + 0.65%)(b)(c)	4.27%	07/01/2024	8,000	7,999,998
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,750,220
Harris County Flood Control District (Sustainability Bonds);
Series 2022 A, GO Bonds	5.00%	10/01/2034	3,000	3,497,762
Series 2022 A, GO Bonds	5.00%	10/01/2035	2,600	2,997,838
Series 2022 A, GO Bonds	5.25%	10/01/2036	2,100	2,435,109
Series 2022 A, GO Bonds	5.25%	10/01/2037	2,500	2,870,127
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	4,725	4,745,104
Hays Consolidated Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2037	1,000	1,019,023
Houston (City of), TX;
Series 2004 B-6, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(g)(h)	3.52%	05/15/2034	150	150,000
Series 2015 A, Ref. RB	5.00%	11/15/2036	41,290	42,833,416
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,448,479
Katy Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,750	1,838,090
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2036	3,000	3,445,667
Series 2023, GO Bonds	5.00%	02/15/2037	2,000	2,269,797
Series 2023, GO Bonds	5.00%	02/15/2038	1,750	1,964,415
Leander Independent School District;
Series 2014 D, GO Bonds (CEP - Texas Permanent School Fund)(f)	0.00%	08/15/2027	2,040	1,759,211
Series 2014 D, Ref. GO Bonds(a)(b)(f)	0.00%	08/15/2024	3,635	3,133,876
Lower Colorado River Authority; Series 2013, Ref. RB	5.00%	05/15/2039	6,000	5,999,564
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2038	1,015	1,062,740
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,515,963
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2026	660	637,999
Series 2021, Ref. RB(d)	4.00%	08/15/2027	520	499,334
Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	515,258
Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,319,995
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	3,500	3,432,768
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	1,892,682
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2035	7,000	7,150,811
Series 2019 B, Ref. RB	5.00%	01/01/2024	2,000	2,014,943
Pasadena Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,075	1,142,576
Pearland (City of), TX;
Series 2020, Ref. GO Bonds	5.00%	03/01/2024	1,010	1,022,186
Series 2022 B, GO Bonds	5.00%	03/01/2030	1,970	2,076,416
Permanent University Fund - University of Texas System; Series 2008 A, VRD RB(g)	3.34%	07/01/2037	23,000	23,000,000
Plano Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2036	1,650	1,897,012
Series 2023, GO Bonds	5.00%	02/15/2037	3,300	3,759,194
Series 2023, GO Bonds	5.00%	02/15/2038	3,350	3,784,700
Port Arthur (Port of), TX Navigation District; Series 2010, VRD RB(g)	3.83%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,333,570
San Antonio (City of), TX;
Series 2014, RB	5.00%	02/01/2031	2,550	2,578,317
Series 2014, RB	5.00%	02/01/2039	5,000	5,035,817
Series 2017, RB	5.00%	02/01/2033	1,000	1,079,294
San Antonio Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	1,400	1,620,470
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	2,750	3,128,280
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sienna Management District;
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2029	$ 535	$ 479,023
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2030	555	488,107
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2031	575	496,790
Series 2021, GO Bonds (INS - BAM)(e)	2.00%	10/15/2032	595	503,239
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2035	2,000	2,299,102
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2036	2,565	2,922,169
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	2,000	2,258,601
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,520,032
Spring Independent School District;
Series 2023, GO Bonds	5.00%	08/15/2036	3,070	3,542,617
Series 2023, GO Bonds	5.00%	08/15/2037	3,100	3,536,712
Series 2023, GO Bonds	5.00%	08/15/2038	6,310	7,151,115
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	1,876,249
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,335,423
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	25,000	25,818,047
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,190,198
Texas (State of) (Water Financial Assistance); Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	7,680	7,900,229
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	330,522
Series 2015 C, Ref. RB	5.00%	08/15/2031	14,275	14,443,434
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,056,438
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015, RB	5.00%	10/15/2031	2,875	2,980,954
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	12,075	12,550,312
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,281,551
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(e)	5.00%	08/15/2030	1,000	1,078,746
				440,080,162
Utah–0.33%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	1,100	1,138,092
Utah (State of) Building Ownership Authority (Master Lease Program); Series 2022, RB	5.00%	05/15/2036	2,735	3,127,734
Utah Telecommunication Open Infrastructure Agency;
Series 2022, Ref. RB	5.25%	06/01/2033	1,000	1,154,537
Series 2022, Ref. RB	5.25%	06/01/2034	1,000	1,153,268
Series 2022, Ref. RB	5.25%	06/01/2035	1,000	1,144,316
Series 2022, Ref. RB	5.25%	06/01/2037	2,770	3,113,253
				10,831,200
Vermont–0.04%
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,168,744
Virgin Islands–0.15%
Virgin Islands (Government of) Public Finance Authority (Garvee);
Series 2015, RB(d)	5.00%	09/01/2023	1,750	1,752,591
Series 2015, RB(d)	5.00%	09/01/2024	1,650	1,665,770
Series 2015, RB(d)	5.00%	09/01/2025	1,500	1,505,081
				4,923,442
Virginia–1.12%
Chesapeake Bay Bridge & Tunnel District;
Series 2016, RB (INS - AGM)(e)	5.00%	07/01/2041	4,910	5,032,420
Series 2019, RAN	5.00%	11/01/2023	6,360	6,387,681
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(a)	5.00%	07/01/2026	5,000	5,291,505
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs);
Series 2023, RB	5.00%	02/01/2038	2,500	2,851,169
Series 2023, RB	5.00%	02/01/2039	10,000	11,292,639
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	$ 4,255	$ 4,059,610
York (County of), VA Economic Devevelopment Authority (Virginia Electirc and Power Co.); Series 2009 A, PCR	1.90%	05/01/2033	2,000	2,000,000
				36,915,024
Washington–6.04%
Chelan County Public Utility District No. 1; Series 2008 B, Ref. VRD RB(g)	3.40%	07/01/2032	135	135,000
Energy Northwest; Series 2023, Ref. RB	5.00%	07/01/2038	10,000	11,411,351
Energy Northwest (Columbia Generating Station);
Series 2014, Ref. RB	5.00%	07/01/2031	8,150	8,288,190
Series 2022, Ref. RB	5.00%	07/01/2033	16,300	19,073,968
King County School District No. 401 Highline; Series 2022 B, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2025	5,400	5,643,677
Lewis & Thurston (Counties of), WA Centralia School District No. 401;
Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	5,000	5,170,340
Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	5,000	5,139,081
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,234,944
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,377,189
Washington (State of);
Series 1998 C, GO Bonds	5.50%	07/01/2023	985	986,627
Series 2013 A, GO Bonds(a)(b)	5.00%	08/01/2023	2,750	2,756,533
Series 2014 E, GO Bonds	5.00%	02/01/2036	15,440	15,579,962
Series 2015 B, GO Bonds	5.00%	02/01/2040	1,575	1,610,352
Series 2016 C, GO Bonds	5.00%	02/01/2035	4,000	4,170,545
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,480,587
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,244,807
Series 2019 C, GO Bonds	5.00%	02/01/2024	3,760	3,801,754
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,170,055
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,210,784
Series 2015, Ref. RB	5.00%	10/01/2038	10,790	11,045,290
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	4.96%	01/01/2025	5,650	5,652,969
Washington (State of) Health Care Facilities Authority (Commonspirit Health);
Series 2019 B-1, Ref. RB(b)	5.00%	08/01/2024	11,685	11,760,293
Series 2019 B-3, Ref. RB(b)	5.00%	08/01/2026	1,010	1,039,532
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,940,463
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,182,942
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,330,124
Series 2012 A, RB	5.00%	10/01/2042	26,650	26,421,729
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,367	2,166,841
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,500,000
				198,525,929
West Virginia–0.36%
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2013, RB	5.38%	06/01/2038	7,895	7,895,000
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,191,614
Series 2023, RB	5.00%	06/01/2039	1,125	1,207,732
West Virginia (State of) State School Building Authority; Series 2016 A, RB	5.00%	07/01/2027	1,595	1,651,304
				11,945,650
Wisconsin–0.66%
Southern Door County School District; Series 2023 A, GO Bonds	5.00%	03/01/2024	1,405	1,420,912
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(b)	5.00%	01/31/2024	2,495	2,517,781
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	$ 3,745	$ 3,831,891
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	5,000	5,174,772
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,000,099
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group); Series 2015, Ref. RB	5.00%	08/15/2039	1,535	1,545,824
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,322,837
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,080,937
Wisconsin Rapids School District; Series 2020, Ref. GO Bonds	5.00%	04/01/2024	1,640	1,661,888
WPPI Energy; Series 2014 A, Ref. RB	5.00%	07/01/2031	1,000	1,011,751
				21,568,692
TOTAL INVESTMENTS IN SECURITIES(i)–100.04% (Cost $3,292,541,198)				3,286,618,833
OTHER ASSETS LESS LIABILITIES–(0.04)%				(1,324,059)
NET ASSETS–100.00%				$3,285,294,774
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $120,677,865, which represented 3.67% of the Fund’s Net Assets.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund